Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 168,908	€ 6,832	€ 6,814
Credit risk | Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0
Credit risk | Financial assets impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 0
Credit risk | Maximum
Disclosure of financial assets that are either past due or impaired [line items]
Recommended maturity term for short term investment	6 months